ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Schedule of purchase price consideration

The following table summarizes the allocation of the purchase price based on the estimated fair value of the acquired assets and assumed liabilities of Autosport as of December 31, 2019:

Purchase price consideration:
Cash	$835,000

$1,536,000 convertible note	1,536,000
$500,000 promissory note	500,000
$257,933 Promissory note	257,933
Total purchase price consideration	$3,128,933

Estimated fair value of assets:
Accounts receivable	3,177,660
Inventory	2,862,004
6,039,664

Estimated fair value of accounts payable and other	5,875,009

Excess of assets over liabilities	164,655

Goodwill	2,964,278

Total net assets acquired	$3,128,933

The following tables summarize the consideration paid in cash and equity securities for the acquisitions and the amount of identified assets acquired and liabilities assumed as of the acquisition date:

	Wholesale	Express
Issuance of shares	$6,652,512	$—
Cash paid	12,353,941	4,000,000
Total purchase price	$19,006,453	$4,000,000

Estimated fair value of assets:
Cash	183,846	774,844
Accounts receivable	5,130,788	2,663,077
Inventory	47,639,354	—
Prepaid expenses	186,659	59,377
Property & equipment	617,422	14,702
Due from Related party	—	720,000
Other Assets	1,026,203	—
	54,784,272	4,232,000

Estimated fair value of liabilities assumed:
Accounts payable and other	8,144,040	1,079,509
Floor plan liability	49,988,553	—
Due to related party	720,000	—
	58,852,593	1,079,509

Excess of (liabilities over assets) assets over liabilities	(4,068,321)	3,152,491

Goodwill	23,074,774	847,509
Total net assets acquired	$19,006,453	$4,000,000

Schedule of pro forma information
	Year Ended December 31,
Unaudited	2019	2018
Pro forma revenue	$846,947,956	$788,428,970
Pro forma net loss	$(45,296,568)	$(24,062,816)
Loss per share - basic and fully diluted	$(40.37)	$(24.42)
Weighted-average common shares and common stock equivalents outstanding basic and fully diluted	1,122,058	985,332